CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Common stock - cash dividends declared per share (in dollars per share)	$ 0.48	$ 0.36	$ 0.28
Preferred stock - cash dividends declared per share (in dollars per share)	$ 6,200	$ 6,200	$ 6,200
First Horizon Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Common stock repurchased under share repurchase programs	$ 99.4		$ 93.5